Shareholder Report, Average Annual Return (Details) 194927_Aristotle Pacific EXclusive Fund Series H_Class H_TSR Annual {Class H}	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aristotle Pacific EXclusive Fund Series H (without sales charge)
Average Annual Return, Percent	2.66%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.93%